SCHEDULE OF PURCHASE AND OUTSTANDING PAYABLE BALANCES (Details) - Accounts Payable [Member] - Customer Concentration Risk [Member] - Vendor A [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Concentration Risk [Line Items]
Concentration risk percentage	11.40%	19.80%
Accounts payable	$ 466	$ 280